Consolidated Statements Of Changes In Equity From Nonowner Sources (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Changes In Equity From Nonowner Sources [Abstract]
Net unrealized holding gains (losses) on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 1,234	¥ 1,778	¥ 1,103